Average Annual Total Returns		12 Months Ended	30 Months Ended	60 Months Ended	68 Months Ended	78 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.09%	6.35%
Performance Inception Date	Jul. 06, 2023
MUSQ Global Music Industry Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.91%	6.02%
MUSQ Global Music Industry Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.42%	4.79%
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.95%		2.84%			11.26%
ROBO Global(R) Robotics and Automation Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.91%		2.83%			11.26%
ROBO Global(R) Robotics and Automation Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.76%		2.24%			9.44%
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.98%		(3.90%)		6.13%
Performance Inception Date	Jun. 24, 2019
ROBO Global(R) Healthcare Technology and Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.59%		(3.97%)		6.08%
ROBO Global(R) Healthcare Technology and Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.29%		(2.93%)		4.83%
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		30.35%		9.75%	17.98%
Performance Inception Date	May 08, 2020
ROBO Global(R) Artificial Intelligence ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		30.28%		9.74%	17.96%
ROBO Global(R) Artificial Intelligence ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.01%		7.74%	14.76%
MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		20.17%	7.17%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.89%	20.11%	11.65%	16.16%	13.12%	12.39%
ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.07%		3.70%			12.09%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%		14.42%	17.96%	15.59%	14.82%
ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.85%		(3.28%)		6.85%
ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		30.82%		10.12%	18.39%